Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions		3 Months Ended				6 Months Ended	9 Months Ended
		Jul. 31, 2023		Jul. 31, 2022		Apr. 30, 2023	Jul. 31, 2023		Jul. 31, 2022
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		$ 757					$ 757
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period		4,001					4,001
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		798		$ 725		$ 988	988		$ 682
Change in fair value included in earnings		(80)		(60)			(96)		(160)
Change in fair value included in other comprehensive income	[1]	(20)		(1)			(31)		28
Issuances/Purchases		151		216			427	[2]	829
Sales		(106)		(146)			(354)		(559)
Transfers into Level 3		90		96			313		252
Transfers out of Level 3		(57)		(70)			(471)		(312)
Assets at end of period		776		760		798	776		760
Change in unrealized gains (losses) recorded in income for instruments still held		(73)	[3]	(11)	[4]		(74)	[3]	(19)	[4]
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		786		721		985	985		675
Change in fair value included in earnings		(80)		(60)			(96)		(158)
Change in fair value included in other comprehensive income	[1]	(20)		(1)			(31)		29
Issuances/Purchases		140		216			406	[2]	818
Sales		(105)		(146)			(353)		(555)
Transfers into Level 3		88		95			310		251
Transfers out of Level 3		(52)		(70)			(464)		(305)
Assets at end of period		757		755		786	757		755
Change in unrealized gains (losses) recorded in income for instruments still held		(73)	[3]	(11)	[4]		(74)	[3]	(18)	[4]
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		12		4		3	3		7
Change in fair value included in earnings									(2)
Change in fair value included in other comprehensive income	[1]								(1)
Issuances/Purchases		11					21	[2]	11
Sales		(1)					(1)		(4)
Transfers into Level 3		2		1			3		1
Transfers out of Level 3		(5)					(7)		(7)
Assets at end of period		19		5		12	19		5
Change in unrealized gains (losses) recorded in income for instruments still held	[4]								(1)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		6,100		3,397		4,052	4,052		2,442
Change in fair value included in earnings		(89)		45			(127)		197
Change in fair value included in other comprehensive income	[1]	(45)		(3)			(41)		50
Issuances/Purchases		179		329			2,510	[2]	1,246
Sales		(36)		(89)			(284)		(256)
Maturities/Settlement							(1)
Transfers into Level 3				56					56
Transfers out of Level 3		(2,097)					(2,097)
Assets at end of period		4,012		3,735		6,100	4,012		3,735
Change in unrealized gains (losses) recorded in income for instruments still held		(7)	[3]	61	[4]		28	[3]	223	[4]
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		11				8	8
Issuances/Purchases				8			3	[2]	8
Assets at end of period		11		8		11	11		8
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		6,089		3,397		4,044	4,044		2,442
Change in fair value included in earnings		(89)		45			(127)		197
Change in fair value included in other comprehensive income	[1]	(45)		(3)			(41)		50
Issuances/Purchases		179		321			2,507	[2]	1,238
Sales		(36)		(89)			(284)		(256)
Maturities/Settlement							(1)
Transfers into Level 3				56					56
Transfers out of Level 3		(2,097)					(2,097)
Assets at end of period		4,001		3,727		6,089	4,001		3,727
Change in unrealized gains (losses) recorded in income for instruments still held		(7)	[3]	61	[4]		28	[3]	223	[4]
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		157		152		154	154		133
Change in fair value included in other comprehensive income	[1]			(2)
Issuances/Purchases		2		4			7	[2]	15
Sales				(1)			(1)		(1)
Maturities/Settlement							(1)
Transfers into Level 3									6
Assets at end of period		159		153		157	159		153
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period				1		1	1		1
Maturities/Settlement							(1)
Assets at end of period				1					1
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		157		151		153	153		132
Change in fair value included in other comprehensive income	[1]			(2)
Issuances/Purchases		2		4			7	[2]	15
Sales				(1)			(1)		(1)
Transfers into Level 3									6
Assets at end of period		159		152		157	159		152
Business and Government Loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		201		6		20	20		6
Change in fair value included in other comprehensive income	[1]	(5)					(3)
Issuances/Purchases		21					215	[2]
Maturities/Settlement		(82)					(97)
Assets at end of period		135		6		201	135		6
Other assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		60				49	49
Change in fair value included in earnings		1
Issuances/Purchases		1		9			23	[2]	9
Maturities/Settlement		(1)					(11)
Assets at end of period		61		9		60	61		9
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	1
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		5		1		2	2
Change in fair value included in earnings		(1)					(1)
Issuances/Purchases		3					6	[2]	1
Liabilities at end of period		7		1		5	7		1
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(1)					(1)
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2		1		2	2		2
Change in fair value included in earnings							12
Maturities/Settlement							(12)
Transfers into Level 3				3					3
Transfers out of Level 3									(1)
Liabilities at end of period		2		4		2	2		4
Change in unrealized gains (losses) recorded in income for instruments still held	[3]						(38)
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		2		1		2	2		2
Transfers into Level 3				3					3
Transfers out of Level 3									(1)
Liabilities at end of period		2		$ 4		2	2		$ 4
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Change in fair value included in earnings							12
Maturities/Settlement							(12)
Change in unrealized gains (losses) recorded in income for instruments still held	[3]						(38)
Derivatives Asset [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		14				26	26
Change in fair value included in earnings		12					(14)
Issuances/Purchases	[2]						13
Transfers into Level 3							1
Assets at end of period		26				14	26
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	12					12
Derivatives Asset [member] | Equity Contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		4
Change in fair value included in earnings		(1)					2
Transfers into Level 3							1
Assets at end of period		3				4	3
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	(1)					2
Derivatives Asset [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period						26	26
Change in fair value included in earnings		9					(17)
Assets at end of period		9					9
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	9					9
Derivatives Asset [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		10
Change in fair value included in earnings		4					1
Issuances/Purchases	[2]						13
Assets at end of period		14				$ 10	14
Change in unrealized gains (losses) recorded in income for instruments still held	[3]	$ 4					$ 1

[1]	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
[2]	FVTPL securities includes $969 million of Federal Home Loan Bank and Federal Reserve Bank equity and $587 million of investments in Low Income Housing Tax Credit entities, acquired as a result of our acquisition of Bank of the West.
[3]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2023 are included in earnings for the period.
[4]	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2022 are included in earnings for the period.